Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, Y, R5 and R6 shares of the Fund listed below:

Invesco Global Small & Mid Cap Growth Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Shuxin Cao	Portfolio Manager (lead)	1999
Jason Holzer	Portfolio Manager (lead)	1999
Ryan Amerman	Portfolio Manager	2019
Borge Endresen	Portfolio Manager	2002”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Shuxin Cao (lead manager with respect to the Fund’s investments in Asia Pacific and Latin America), Portfolio Manager, who has been responsible for the Fund since 1999 and has been associated with Invesco and/or its affiliates since 1997.

•

Jason Holzer (lead manager with respect to the Fund’s investments in Europe and Canada), Portfolio Manager, who has been responsible for the Fund since 1999 and has been associated with Invesco and/or its affiliates since 1996.

•	Ryan Amerman, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1996.

•	Borge Endresen, Portfolio Manager, who has been responsible for the Fund since 2002 and has been associated with Invesco and/or its affiliates since 1999.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

GSMG SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Global Multi-Asset Growth Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2019
John Burrello	Portfolio Manager	2019
Chris Devine	Portfolio Manager	2019
Scott Hixon	Portfolio Manager	2019
Christian Ulrich	Portfolio Manager	2019
Scott Wolle	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•	“Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2000.

•	John Burrello, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2012.

•	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1998.

•	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1994.

•	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2000.

•	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1999.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-GLMAG SUP 062119